Details of treasury / other financial risks - Operating lease - minimum payments under sale-and-leaseback arrangements (Detail) € in Millions	Dec. 31, 2018 EUR (€)
Later than five years [member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Minimum lease payments payable under non-cancellable operating lease	€ 106
Later than four years and not later than five years [member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Minimum lease payments payable under non-cancellable operating lease	20
Later than one year and not later than two years [member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Minimum lease payments payable under non-cancellable operating lease	26
Later than three years and not later than four years [member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Minimum lease payments payable under non-cancellable operating lease	21
Later than two years and not later than three years [member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Minimum lease payments payable under non-cancellable operating lease	23
Not later than one year [member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Minimum lease payments payable under non-cancellable operating lease	€ 29